Fair Value Election and Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

		Fair Value Measuements at December 31, 2011 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets:
U.S. Treasury securities	$144	$144	$—	$—
Federal agency securities	478	—	478	—
U.S. states and political subdivisions	54	—	54	—
MBS - agency	412	—	412	—
MBS - private	1	—	—	1
CDO/CLO securities	45	—	2	43
ABS	37	—	32	5
Corporate and other debt securities	344	—	344	—
CP	229	—	229	—
Equity securities	91	91	—	—
Derivative contracts	3,444	306	3,138	—
Trading loans	2,030	—	2,030	—
Gross trading assets	7,309	541	6,719	49
Offsetting collateral [1]	(1,030)
Total trading assets	6,279
Securities AFS:
U.S. Treasury securities	694	694	—	—
Federal agency securities	1,932	—	1,932	—
U.S. states and political subdivisions	454	—	396	58
MBS - agency	21,223	—	21,223	—
MBS - private	221	—	—	221
CDO/CLO securities	50	—	50	—
ABS	464	—	448	16
Corporate and other debt securities	51	—	46	5
Coke common stock	2,099	2,099	—	—
Other equity securities [2]	929	188	—	741
Total securities AFS	28,117	2,981	24,095	1,041
LHFS:
Residential loans	1,826	—	1,825	1
Corporate and other loans	315	—	315	—
Total LHFS	2,141	—	2,140	1
LHFI	433	—	—	433
MSRs	921	—	—	921
Other assets [3]	554	7	463	84
Liabilities
Trading liabilities:
U.S. Treasury securities	569	569	—	—
Corporate and other debt securities	77	—	77	—
Equity securities	37	37	—	—
Derivative contracts	2,293	174	1,930	189
Gross trading liabilities	2,976	780	2,007	189
Offsetting collateral [1]	(1,170)
Total trading liabilities	1,806
Brokered time deposits	1,018	—	1,018	—
Long-term debt	1,997	—	1,997	—
Other liabilities [3,4]	84	1	61	22
[1] Amount represents the cash collateral received from or deposited with derivative counterparties. Amount is offset with derivatives in the Consolidated Balance Sheets as of December 31, 2011.
[2]Includes at cost, $342 million of FHLB of Atlanta stock, $398 million of Federal Reserve Bank stock, and $187 million in mutual fund investments.
[3]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[4]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

		Fair Value Measurements at December 31, 2010 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets
U.S. Treasury securities	$187	$187	$—	$—
Federal agency securities	361	—	361	—
U.S. states and political subdivisions	123	—	123	—
MBS - agency	301	—	301	—
MBS - private	15	—	9	6
CDO/CLO securities	55	—	2	53
ABS	59	—	32	27
Corporate and other debt securities	743	—	743	—
CP	14	—	14	—
Equity securities	221	—	98	123
Derivative contracts	2,743	166	2,577	—
Trading loans	1,353	—	1,353	—
Total trading assets	6,175	353	5,613	209
Securities AFS
U.S. Treasury securities	5,516	5,516	—	—
Federal agency securities	1,895	—	1,895	—
U.S. states and political subdivisions	579	—	505	74
MBS - agency	14,358	—	14,358	—
MBS - private	347	—	—	347
CDO/CLO securities	50	—	50	—
ABS	808	—	788	20
Corporate and other debt securities	482	—	477	5
Coke common stock	1,973	1,973	—	—
Other equity securities [1]	887	—	197	690
Total securities AFS	26,895	7,489	18,270	1,136
LHFS
Residential loans	2,847	—	2,845	2
Corporate and other loans	321	—	316	5
Total LHFS	3,168	—	3,161	7
LHFI	492	—	—	492
MSRs	1,439	—	—	1,439
Other assets [2]	241	—	223	18
Liabilities
Trading liabilities
U.S. Treasury securities	439	439	—	—
Corporate and other debt securities	398	—	398	—
Derivative contracts	1,841	120	1,576	145
Total trading liabilities	2,678	559	1,974	145
Brokered time deposits	1,213	—	1,213	—
Long-term debt	2,837	—	2,837	—
Other liabilities [2,3]	114	—	72	42
[1] Includes at cost, $298 million of FHLB of Atlanta stock, $391 million of Federal Reserve Bank stock, and $197 million in mutual fund investments.
[2]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[3]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

Fair Value Option Elected, Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance

(Dollars in millions)	Aggregate Fair Value December 31, 2011	Aggregate Unpaid Principal Balance under FVO December 31, 2011	Fair Value Over/(Under) Unpaid Principal
Trading loans	$2,030	$2,010	$20
LHFS	2,139	2,077	62
Past due loans of 90 days or more	1	1	—
Nonaccrual loans	1	8	(7)
LHFI	407	439	(32)
Past due loans of 90 days or more	1	2	(1)
Nonaccrual loans	25	48	(23)
Brokered time deposits	1,018	1,011	7
Long-term debt	1,997	1,901	96
(Dollars in millions)	Aggregate Fair Value December 31, 2010	Aggregate Unpaid Principal Balance under FVO December 31, 2010	Fair Value Over/(Under) Unpaid Principal
Trading loans	$1,353	$1,320	$33
LHFS	3,160	3,155	5
Past due loans of 90 days or more	2	2	—
Nonaccrual loans	6	25	(19)
LHFI	462	517	(55)
Past due loans of 90 days or more	2	4	(2)
Nonaccrual loans	28	54	(26)
Brokered time deposits	1,213	1,188	25
Long-term debt	2,837	2,753	84

Change in Fair Value of Financial Instruments for which the FVO has been Elected

	Fair Value Gain/(Loss) for the Year Ended December 31, 2011, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current- Period Earnings [2]
Assets
Trading loans	$21	$—	$—	$21
LHFS	(10)	450	—	440
LHFI	3	11	—	14
MSRs	—	7	(733)	(726)
Liabilities
Brokered time deposits	32	—	—	32
Long-term debt	(12)	—	—	(12)
[1]For the year ended December 31, 2011, income related to LHFS includes $217 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2011, income related to MSRs includes $7 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2011, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2010, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	($3)	$—	$—	($3)
LHFS	26	568	—	594
LHFI	—	7	—	7
MSRs	—	15	(513)	(498)
Liabilities
Brokered time deposits	(62)	—	—	(62)
Long-term debt	(168)	—	—	(168)
[1]For the year ended December 31, 2010, income related to LHFS, includes $274 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2010, income related to MSRs includes $15 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2010, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2009, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	$3	$—	$—	$3
LHFS	2	625	—	627
LHFI	3	(1)	—	2
MSRs	—	17	66	83
Liabilities
Brokered time deposits	11	—	—	11
Long-term debt	(65)	—	—	(65)
[1]For the year ended December 31, 2009, income related to LHFS, includes $664 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2009, income related to MSRs includes $18 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2009, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

Reconciliation of the Beginning and Ending Balances for Fair Valued Assets and Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2011	Included in earnings		OCI		Purchases	Sales	Settlements	Transfers to other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2011	Included in earnings (held at December 31, 2011) [1]
Assets:
Trading assets:
MBS - private	$6	$1		$—		$—	($5)	($1)	$—		$—	$1	($1)
CDO/CLO securities	53	26	[2]	—		6	(21)	(1)	(20)		—	43	9	[2]
ABS	27	9		—		—	(31)	—				5	2
Equity securities	123	13		—		—	—	(136)	—		—	—	—
Total trading assets	209	49	[3]	—		6	(57)	(138)	(20)	—	—	49	10	[3]
Securities AFS:
U.S. states and political subdivisions	74	1		(2)		—	(4)	(11)				58	—
MBS - private	347	(8)		2		—	—	(71)	(49)			221	(6)
ABS	20	—		—		—	—	(4)			—	16	—
Corporate and other debt securities	5	—		—		—	—	—				5	—
Other equity securities	690	—		—		198	—	(147)				741	—
Total securities AFS	1,136	(7)	[4]	—		198	(4)	(233)	(49)	—	—	1,041	(6)	[4]
LHFS:
Residential loans	2	(1)	[5]	—		—	(18)	(1)	(1)	23	(3)	1	—
Corporate and other loans	5	(1)	[6]	—		—	—	(4)	—	—	—	—	—
LHFI	492	14	[7]	—		—	—	(59)	(13)	—	(1)	433	(1)	[7]
Other assets/(liabilities), net	(24)	349	[5]	—		—	—	8	(271)	—	—	62	—
Liabilities
Derivative contracts	(145)	2	[3]	(46)	[8]	—	—	—	—	—		(189)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings during the period related to financial assets still held at December 31, 2011.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5] Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke common stock as discussed in Note 17, “Derivative Financial Instruments.”

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2010	Included in earnings		OCI		Purchases, sales, issuances, settlements, maturities, paydowns, net	Transfers from/(to) other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2010	Included in earnings (held at December 31, 2010) [1]
Assets
Trading assets:
U.S. states and political subdivisions	$7	$1		$—		($8)	$—	$—	$—	$—	$—
MBS - private	6	10		—		(36)	35	—	(9)	6	(1)
CDO/CLO securities	175	49	[2]	—		(109)	(60)	—	(2)	53	13	[2]
ABS	51	9		—		(3)	2	—	(32)	27	(2)
Equity securities	151	8		—		(36)	—	—	—	123	3
Total trading assets	390	77	[3]	—		(192)	(23)	—	(43)	209	13	[3]
Securities AFS:
U.S. states and political subdivisions	132	3		2		(63)	—	—	—	74	—
MBS - private	378	(2)		64		(93)	—	—	—	347	(2)
ABS	102	4		—		7	—	—	(93)	20	—
Corporate and other debt securities	5	—		—		—	—	—	—	5	—
Other equity securities	705	—		—		(15)	—	—	—	690	—
Total securities AFS	1,322	5	[4]	66		(164)	—	—	(93)	1,136	(2)	[4]
LHFS:
Residential loans	142	(4)	[5]	—		(89)	(118)	75	(4)	2	—
Corporate and other loans	9	(2)	[6]	—		(2)	—	—	—	5	(2)	[6]
LHFI	449	3	[7]	—		(57)	100	—	(3)	492	(5)	[7]
Other assets/(liabilities), net	(35)	392	[5]	—		17	(398)	—	—	(24)	—
Liabilities
Derivative contracts	(46)	2	[3]	(101)	[8]	—	—	—	—	(145)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings for the period related to financial assets still held at December 31, 2010.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5]Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke stock as discussed in Note 17, “Derivative Financial Instruments.”

Change in Carrying Value of Assets Measured at Fair Value on a Non-Recurring Basis

		Fair Value Measurement at December 31, 2011, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$212	$—	$108	$104	$—
LHFI	72	—	—	72	(7)
OREO	479	—	372	107	(127)
Affordable Housing	324	—	—	324	—
Other Assets	45	—	24	21	(20)

		Fair Value Measurement at December 31, 2010, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$333	$—	$142	$191	$—
LHFI	85	—	—	85	(15)
OREO	596	—	553	43	(116)
Affordable Housing	357	—	—	357	—
Other Assets	130	—	90	40	(20)

Carrying Amounts and Fair Values of the Company's Financial Instruments

	2011			2010
(Dollars in millions)	Carrying Amount	Fair Value		Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$4,509	$4,509	(a)	$5,378	$5,378	(a)
Trading assets	6,279	6,279	(b)	6,175	6,175	(b)
Securities AFS	28,117	28,117	(b)	26,895	26,895	(b)
LHFS	2,353	2,355	(c)	3,501	3,501	(c)
LHFI	122,495	122,495		115,975	115,975
Interest/credit adjustment on LHFI	(2,457)	(2,005)		(2,974)	(3,823)
LHFI, as adjusted for interest/credit risk	120,038	120,490	(d)	113,001	112,152	(d)
Market risk/liquidity adjustment on LHFI	—	(4,805)		—	(3,962)
LHFI, fully adjusted	$120,038	$115,685	(d)	$113,001	$108,190	(d)
Financial liabilities
Consumer and commercial deposits	$125,611	$125,963	(e)	$120,025	$120,368	(e)
Brokered time deposits	2,281	2,289	(f)	2,365	2,381	(f)
Foreign deposits	30	30	(f)	654	654	(f)
Short-term borrowings	11,466	11,466	(f)	5,821	5,815	(f)
Long-term debt	10,908	10,515	(f)	13,648	13,191	(f)
Trading liabilities	1,806	1,806	(b)	2,678	2,678	(b)

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

(a)
Cash and cash equivalents are valued at their carrying amounts reported in the balance sheet, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments.

(b)
Securities AFS, trading assets, and trading liabilities that are classified as level 1 are valued based on quoted market prices. For those instruments classified as level 2 or 3, refer to the respective valuation discussions within this footnote.

(c)
LHFS are generally valued based on observable current market prices or, if quoted market prices are not available, on quoted market prices of similar instruments. In instances when significant valuation assumptions are not readily observable in the market, instruments are valued based on the best available data in order to approximate fair value. This data may be internally-developed and considers risk premiums that a market participant would require under then-current market conditions. Refer to the LHFS section within this footnote for further discussion of the LHFS carried at fair value.

(d)
LHFI fair values are based on a hypothetical exit price, which does not represent the estimated intrinsic value of the loan if held for investment. The assumptions used are expected to approximate those that a market participant purchasing the loans would use to value the loans, including a market risk premium and liquidity discount. Estimating the fair value of the loan portfolio when loan sales and trading markets are illiquid, or for certain loan types, nonexistent, requires significant judgment. Therefore, the estimated fair value can vary significantly depending on a market participant’s ultimate considerations and assumptions. The final value yields a market participant’s expected return on investment that is indicative of the current market conditions, but it does not take into consideration the Company’s estimated value from continuing to hold these loans or its lack of willingness to transact at these estimated values.

The Company estimated fair value based on estimated future cash flows discounted, initially, at current origination rates for loans with similar terms and credit quality, which derived an estimated value of 100% and 99% on the loan portfolio’s net carrying value as of December 31, 2011 and 2010, respectively. The value derived from origination rates likely does not represent an exit price; therefore, an incremental market risk and liquidity discount was subtracted from the initial value as of December 31, 2011 and 2010, respectively. The discounted value is a function of a market participant’s required yield in the current environment and is not a reflection of the expected cumulative losses on the loans. Loan prepayments are used to adjust future cash flows based on historical experience and prepayment model forecasts. The value of related accrued interest on loans approximates fair value; however, it is not included in the carrying amount or fair value of loans. The value of long-term customer relationships is not permitted under current U.S. GAAP to be included in the estimated fair value.

(e)
Deposit liabilities with no defined maturity such as DDAs, NOW/money market accounts, and savings accounts have a fair value equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities. The assumptions used in the discounted cash flow analysis are expected to approximate those that market participants would use in valuing deposits. The value of long-term relationships with depositors is not taken into account in estimating fair values.

(f)
Fair values for foreign deposits, certain brokered deposits, short-term borrowings, and certain long-term debt are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis and the Company’s current incremental borrowing rates for similar types of instruments. For brokered deposits and long-term debt that the Company carries at fair value, refer to the respective valuation sections within this footnote.